INCOME TAXES	9 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16     -     INCOME TAXES

a.	Measurement of taxable income:

Under Israeli law (the Income Tax (Inflationary Adjustments) Law, 1985), until 2007, the Company's results for tax purposes were adjusted annually as a result of changes in the Israeli Consumer Price Index (CPI)

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to such law that limits its scope starting in 2008, and thereafter. Starting in 2008, the Company's results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the above difference between the functional currency and the tax basis of assets and liabilities.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company", as defined by Israel's Law for the Encouragement of Industry (Taxes), 1969, and, as such, the Company is entitled to certain tax benefits, including the amortization of costs relating to know-how and patents over eight years; accelerated depreciation; and the right to deduct public issuance expenses for tax purposes.

c.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Certain of the Company's investment programs have been granted "Approved Enterprise" status under the Law.

Under the Law, the Company has elected the "alternative benefits" program and as such is entitled to receive certain tax benefits, including accelerated depreciation of fixed assets in the investment programs, as well as a full tax exemption on undistributed income that is derived from the portion of the Company's and its subsidiaries' facilities granted Approved Enterprise status, for a period of 10 years. The benefits commence with the date on which taxable income is first earned. The period of tax benefits detailed above is subject to expiration upon the earlier of 12 years from the year in which the program commenced its operations or 14 years from the year of approval as an Approved Enterprise.

The entitlement to the above benefits is subject to the Company fulfilling the conditions stipulated by the Law, regulations published thereunder and the certificates of approval for the specific investments in an "Approved Enterprise". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

If the net retained tax-exempt income is distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program under the law (currently, such tax rate is 25% of any gross dividend).

As of December 31, 2012, the Company had derived approximately $189,750 derived from tax-exempt profits earned by its "Approved Enterprise" status prior to and including 2001. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's "Approved Enterprise" status.

Income of the Company from sources other than an "Approved Enterprise" during the benefit period will be taxable at regular corporate tax rates.

On April 1, 2005, an amendment to the Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Original Law (the "Original Law"). Generally, investment programs of the Company that already obtained an Approved Enterprise status from the Investment Center of the Israeli Ministry of Industry, Trade and Labor (the "Investment Center") prior to the effective date of the 2005 Amendment will continue to be subject to the Original Law's provisions. With respect to the Law's "alternative benefit" program, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law, such that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. A qualifying enterprise is a "Privileged Enterprise", rather than an "Approved Enterprise", as it was previously called. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by a company, or (2) year of election of Privileged Enterprise status.

The Company has been granted the status of Approved Enterprise, under the Law, with respect to six investment programs (the "Programs").

The Company's benefit period related to its first, second, third, fourth and fifth investment programs has ended; therefore, the Company's income attributable to these investment programs is no longer entitled to tax benefits. The tax benefits attributable to the Company's current programs under the Approved Enterprises status are scheduled to gradually expire through 2014.

The Company's Israeli tax return for 2008, submitted to the Israeli Tax Authority (the "ITA") in 2009, included a notice by the Company opting for 2008 as the Year of Election of its "Privileged Enterprise" status under the 2005 Amendment. However, the period of tax benefits for the Privileged Enterprise status for the Company did not commence at that time due to the Company's then-current losses. The tax benefits attributable to the Company's current Privileged Enterprises status are due to expire in 2019.

In December 2010, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The amendment was enacted as of January 1, 2011. Under the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire "Preferred Income". The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

On July 30, 2013 the Knesset passed the Law for the change in the order of National Priorities (Legislative amendments to achieve budget objectives for 2013 and 2014) - 2013. As part of the legislation, the corporate tax rate has increased to 26.5% as from January 1, 2014 and thereafter and the Law for the Encouragement of Capital Investments was amended so that the tax rate applicable to a preferred enterprise in this period in Development Area A will be 9% and the tax rate in other parts of the country will be 16%. Similarly, it was determined that the tax rate on dividends distributed to individuals and foreign residents out of preferred income will be increased to 20% as from January 1, 2014 as opposed to the current rate of 15%.

As of December 31, 2012 and September 30, 2013 the Company decided not to opt to apply the amendment.

d.	Tax assessments:

The Company files income tax returns in various jurisdictions with varying statutes of limitations.

On September 16, 2009, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2000 through 2003 in an amount of $2,100, which resulted in a refund to the Company of $6,600. In addition, the Company waived its tax losses from the fiscal years 2003 and earlier.

On December 10, 2012, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2004 through 2010 (excluding 2007) which resulted in waiving operating and Capital tax losses  in the total amount of $15,617 and $6,472, respectively.

On April 13, 2011 the Company's U.S. subsidiaries reached a settlement with the Internal Revenue Service for the years 2007-2009. The terms of the settlement included the finalizing of the Company's US tax assessments for fiscal years 2007 through 2009 which resulted in an immaterial refund to the Company.

In addition, the Company will be able to utilize net operating losses carry forward subject to Section 382 of the US Internal Revenue Code and the expiration schedule of such losses in the total amount of approximately $51,000.

In February 2011, the Company's subsidiary in Germany received final tax assessments for the years 2004-2007, with no material impact on the Company's consolidated financial statements. In august, 2013 the Company's subsidiary in Germany received final tax assessments for the years 2008-2010, with no material impact on the Company's consolidated financial statements

In December 2011, the Company's subsidiary in India received final tax assessments for the year 2008, with no material impact on the Company's consolidated financial statements. As of December 31, 2012 the Company's subsidiary in India is under examination by the Indian tax authorities for 2009.

In January 2013, the Company's subsidiary in France received final tax assessments for the years 2007-2009, with no material impact on the Company's consolidated financial statements.

The Company's subsidiary in Hong Kong is open for assessment since 2005, and the Company's subsidiary in China is open for assessment since its year of incorporation, 2006.

e.	Corporate tax rates in Israel:

The corporate tax rate in Israel for 2010 was 25%. In 2011, following the Amended Legislation for Implementing the Economic Plan for 2009 and 2010, the corporate tax rate in Israel was 24%.

The Tax Burden Distribution Law of 2011 set the corporate tax rate at 25% for 2012 and 2013. In August 2013, the Israeli Knesset approved an increase in the corporate tax rate to 26.5% for 2014 and thereafter

f.	Net operating loss carry-forwards:

As of December 31, 2012, the Company had carry-forward operating and capital tax losses totaling approximately $233,896 and $35,720, respectively, out of which approximately $157,173 and $35,720 respectively, were attributed to Israel, which can be carried forward indefinitely and operating losses in the amount of $68,514 were attributed to the U.S. subsidiary, which can be carried forward up until 2032.

Due to an approved merger of two of the Company's former Israeli subsidiary companies, the net operating losses prior to the merger (effective as of December 31, 2006) will be carried forward to subsequent years and may be set off against the merged company's taxable income, commencing with the tax year immediately following the merger. The use of the tax loss carry-forward from the effective approved merger date and prior years is limited to the lesser of:

12.5% of the aggregate net operating loss carry-forwards of the merged companies prior to the effective date of the merger; and 50% of the combined company's taxable income in the relevant tax year.

The above-noted limitation on the use of carry-forward tax losses applies for a period of eight years commencing with the tax year immediately following the merger. (i.e. through December 31, 2014).

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry-forwards	$76,615	$81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204
Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)
Deferred tax assets	$4,228	$4,135

Deferred tax liabilities:
Goodwill	$(10,084)	$(8,844)

Deferred tax liabilities	$(10,084)	$(8,844)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

h.	A reconciliation of the Company's effective tax expense to the Company's theoretical statutory tax expense is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of operations	$7,849	$1,696	$8,191

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax expense	$1,962	$407	$2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,324)	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406
Actual tax expense	$852	$1,006	$2,446

i.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$3,339	$(846)	$4,791
Foreign	4,510	2,542	3,400
	$7,849	$1,696	$8,191

j.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current (including the impact of ASC 470)	$42	$(445)	$1,366
Deferred	810	1,451	1,080
	$852	$1,006	$2,446

Domestic	$(2,313)	$41	$279
Foreign	3,165	965	2,167
	$852	$1,006	$2,446

k.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2012	2011

Opening balance	$6,119	$7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions	-	(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses of statute of limitations	(341)	(1,255)
Closing balance	$4,694	$6,119

The balance of total unrecognized tax benefits at December 31, 2012, is $4,694 which, if recognized, would affect the effective tax rate in the Company's statement of operations.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2012, 2011 and 2010, the Company recorded $296, $(29) and $579, respectively, for interest and penalties expenses (income) related to uncertain tax positions. The accrued interest and penalties at December 31, 2012 and 2011 are $4,282 and $3,986, respectively.